Cover	Feb. 26, 2025	Nov. 13, 2024
Cover Page [Abstract]
Document Type	8-K
Document Period End Date	Feb. 26, 2025
Entity Registrant Name	ADVANCE AUTO PARTS, INC.
Entity Address, Address Line One		4200 Six Forks Road
Entity Address, City or Town		Raleigh
Entity Address, State or Province		NC
Entity Address, Postal Zip Code		27609
City Area Code		540
Local Phone Number		362-4911
Written Communications		false
Soliciting Material		false
Pre-commencement Tender Offer		false
Pre-commencement Issuer Tender Offer		false
Entity Emerging Growth Company		false
Entity Central Index Key	0001158449
Amendment Flag	false
Title of 12(b) Security		Common Stock, $0.0001 par value
Security Exchange Name		NYSE
Entity Incorporation, State or Country Code		DE
Entity File Number		001-16797
Entity Tax Identification Number		54-2049910
Trading Symbol		AAP
Document Information [Line Items]
Document Period End Date	Feb. 26, 2025